Stock-Based Compensation (Details) - Schedule of Stock Option Activity - $ / shares				1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 14, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 13, 2024	Sep. 30, 2024	Dec. 31, 2023
Schedule of Stock Option Activity [Abstract]
Outstanding Shares, Balance		782,499	1,138,110		2,657,486	782,499
Weighted Average Exercise Price Per Share, Balance		$ 0.27	$ 0.29		$ 1.63	$ 0.27
Weighted Average Remaining Contractual Life (in years), Balance		6 years 10 months 9 days	8 years 2 months 4 days		9 years 6 months 3 days	6 years 10 months 9 days
Outstanding Shares, Options granted					5,039,721
Weighted Average Exercise Price Per Share, Options granted					$ 1.68
Outstanding Shares, Options cancelled				(782,499)	(2,382,235)
Weighted Average Exercise Price Per Share, Options cancelled				$ 0.27	$ 1.73